CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 1,932	$ 873,045	$ 1,591	$ (650,535)	$ 226,033
Balance, shares at Dec. 31, 2013	42,125,774
Issuance of restricted share units (RSU)	$ 19				19
Issuance of restricted share units (RSU), shares	332,650
Stock-based compensation of options and RSUs		2,427			2,427
Exercise of stock options	$ 15	1,152			1,167
Exercise of stock options, shares	272,000
Comprehensive income (loss)			(3,011)	(1,496)	(4,507)
Balance at Dec. 31, 2014	$ 1,966	876,624	(1,420)	(652,031)	$ 225,139
Balance, shares at Dec. 31, 2014	42,730,424				42,730,424
Issuance of restricted share units (RSU)	$ 14				$ 14
Issuance of restricted share units (RSU), shares	283,175
Stock-based compensation of options and RSUs		1,901			1,901
Exercise of stock options	$ 68	5,601			5,669
Exercise of stock options, shares	1,319,448
Comprehensive income (loss)			(2,307)	(52,334)	(54,641)
Balance at Dec. 31, 2015	$ 2,048	884,126	(3,727)	(704,365)	$ 178,082
Balance, shares at Dec. 31, 2015	44,333,047				44,333,047
Issuance of shares in a rights offering, net of issuance costs	$ 525	34,560			$ 35,085
Issuance of shares in a rights offering, net of issuance costs, shares	9,874,170
Issuance of restricted share units (RSU)	$ 11				11
Issuance of restricted share units (RSU), shares	214,350
Stock-based compensation of options and RSUs		908			908
Exercise of stock options	$ 9	568			577
Exercise of stock options, shares	171,100
Comprehensive income (loss)			503	(5,340)	(4,837)
Balance at Dec. 31, 2016	$ 2,593	$ 920,162	$ (3,224)	$ (709,705)	$ 209,826
Balance, shares at Dec. 31, 2016	54,592,667				54,592,667